Exploration and Evaluation Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) ha Claims shares	Dec. 31, 2017 CAD ($) shares	Jun. 12, 2017 shares	May 31, 2017 shares
Disclosure of exploration and expenditure assets [line items]
Impairment of exploration and evaluation assets		$ 87,749
Common share exchanged for acquired the claims | shares	10,458,334	1,424,445	327,863	5,714,286
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	32
Size of mineral property | ha	35,065
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Production carried interest	10.00%
Description about net smelter return royalty	The NSR may be reduced to 1% upon payment of $1 million.
Percentage decrease in return royalty	1.00%
Amount paid upon reduction of return royalty	$ 1,000,000
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Impairment of exploration and evaluation assets		$ 87,749
IsoEnergy Ltd. [member] | Radio Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Description about net smelter return royalty	Subject to a 2% net smelter return royalty and 2% gross overriding royalty
Gross overriding royalty	2.00%
IsoEnergy Ltd. [member] | Thorburn Lake Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	1.00%
Production carried interest	10.00%
Description about net smelter return royalty	Subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder's option upon completion of a bankable feasibility study
Reduction percentage in holders option completion	1.00%
IsoEnergy Ltd. [member] | Madison, 2Z, Carlson Creek and North Thorburn Properties [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Mountain Lake Property [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Geiger Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	33
Size of mineral property | ha	6,800
Ownership percentage of mineral property	100.00%
Common share exchanged for acquired the claims | shares	3,330,000
Value of common share	$ 1,282,050
Cash payment for acquisition	$ 200,000
IsoEnergy Ltd. [member] | Larocque East Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	6
Size of mineral property | ha	3,200
Ownership percentage of mineral property	100.00%
Common share exchanged for acquired the claims | shares	1,000,000
Value of common share	$ 350,000
Cash payment for acquisition	$ 20,000
IsoEnergy Ltd. [member] | Whitewater, Fox, East Rim, Full Moon [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%